Schedule of Investments (unaudited)
August 31, 2024
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.6%
AeroVironment, Inc.(a)	16,327	$ 3,326,790
BWX Technologies, Inc.	23,761	2,447,383
Cadre Holdings, Inc.	21,581	782,311
Ducommun, Inc.(a)	72,150	4,695,522
Huntington Ingalls Industries, Inc.	12,542	3,546,501
Moog, Inc., Class A	39,784	7,853,362
V2X, Inc.(a)	37,636	2,132,079
		24,783,948
Automobile Components — 1.8%
Adient PLC(a)	499,774	11,304,888
Cooper-Standard Holdings, Inc.(a)	79,987	1,235,799
Dana, Inc.	951,004	10,736,835
Gentherm, Inc.(a)	20,556	1,038,900
Goodyear Tire & Rubber Co. (The)(a)	436,940	3,853,811
Lear Corp.	15,611	1,821,023
Modine Manufacturing Co.(a)	127,976	15,555,483
Patrick Industries, Inc.	58,809	7,599,299
Standard Motor Products, Inc.	73,287	2,367,903
Visteon Corp.(a)	123,624	12,514,458
		68,028,399
Banks — 8.9%
1st Source Corp.	54,718	3,362,147
Amalgamated Financial Corp.	301,331	9,940,910
Ameris Bancorp	90,719	5,591,012
Associated Banc-Corp.	155,375	3,554,980
Axos Financial, Inc.(a)(b)	42,527	2,952,650
BancFirst Corp.	5,217	555,089
Bank of Marin Bancorp	74,110	1,585,213
Bank OZK	138,243	5,992,834
BankFinancial Corp.	10,779	127,947
Business First Bancshares, Inc.	70,423	1,719,730
Byline Bancorp, Inc.	107,786	2,991,061
Capital City Bank Group, Inc.	181,245	6,256,577
Capitol Federal Financial, Inc.	166,579	1,001,140
Coastal Financial Corp.(a)	43,990	2,360,943
Colony Bankcorp, Inc.	12,917	193,884
Commerce Bancshares, Inc.	3,780	241,769
Community Trust Bancorp, Inc.	56,253	2,840,776
ConnectOne Bancorp, Inc.	307,351	7,683,775
Cullen/Frost Bankers, Inc.	48,581	5,452,246
Dime Community Bancshares, Inc.	46,661	1,213,653
Eagle Bancorp, Inc.	27,856	606,425
Enterprise Bancorp, Inc.	19,941	617,972
Enterprise Financial Services Corp.	254,350	13,457,658
FB Financial Corp.	271,186	13,076,589
Financial Institutions, Inc.	61,962	1,612,251
First Bancshares, Inc. (The)	148,765	5,096,689
First Busey Corp.	114,412	3,094,845
First Business Financial Services, Inc.	45,644	2,070,868
First Community Bankshares, Inc.	62,503	2,757,632
First Financial Bankshares, Inc.	343,633	12,566,659
First Financial Corp.	56,705	2,534,713
First Financial Northwest, Inc.	9,681	219,759
First Horizon Corp.	34,856	578,261
First Internet Bancorp	62,147	2,255,315
First Interstate BancSystem, Inc., Class A	298,167	9,258,085
First of Long Island Corp. (The)	39,297	501,823
First United Corp.	27,408	790,995
Flushing Financial Corp.	33,351	486,925
FNB Corp.	58,495	876,255
Security	Shares	Value
Banks (continued)
Glacier Bancorp, Inc.	35,956	$ 1,700,719
Hancock Whitney Corp.	448,375	24,091,189
HBT Financial, Inc.	158,747	3,559,108
Heartland Financial U.S.A., Inc.	57,488	3,205,531
Heritage Commerce Corp.	667,385	6,793,979
Heritage Financial Corp.	34,073	778,227
HomeTrust Bancshares, Inc.	120,731	4,401,852
Horizon Bancorp, Inc.	572,292	9,168,118
Independent Bank Corp.	113,406	3,842,195
Independent Bank Group, Inc.	50,485	2,939,237
Investar Holding Corp.	1,095	20,389
Kearny Financial Corp.	453,485	3,088,233
Live Oak Bancshares, Inc.	18,605	799,829
Mercantile Bank Corp.	56,845	2,613,733
Metropolitan Bank Holding Corp.(a)	4,259	220,233
Mid Penn Bancorp, Inc.	63,296	1,912,172
Midland States Bancorp, Inc.	327,266	7,451,847
MidWestOne Financial Group, Inc.	16,062	469,332
National Bank Holdings Corp., Class A	39,476	1,729,444
Northeast Bank	6,754	479,601
Northfield Bancorp, Inc.	121,851	1,476,834
Northrim BanCorp, Inc.	107,875	7,440,139
OceanFirst Financial Corp.	896,509	16,020,616
Origin Bancorp, Inc.	73,383	2,456,129
Peapack-Gladstone Financial Corp.	105,631	3,016,821
Premier Financial Corp.	333,686	8,362,171
Primis Financial Corp.	25,069	304,588
Provident Financial Services, Inc.	481,474	9,181,709
Republic Bancorp, Inc., Class A	30,740	1,964,286
Riverview Bancorp, Inc.	205,841	950,985
Sandy Spring Bancorp, Inc.	269,122	8,423,519
ServisFirst Bancshares, Inc.	64,694	5,244,096
Shore Bancshares, Inc.	129,815	1,843,373
Sierra Bancorp	79,426	2,393,105
SmartFinancial, Inc.	40,044	1,170,486
South Plains Financial, Inc.	78,203	2,730,067
Southern First Bancshares, Inc.(a)	48,173	1,564,659
Southside Bancshares, Inc.	16,800	575,064
Stellar Bancorp, Inc.	30,169	822,709
Tompkins Financial Corp.	8,652	530,714
UMB Financial Corp.	77,412	8,019,109
United Bankshares, Inc.	53,242	2,069,516
Univest Financial Corp.	174,877	4,976,999
Valley National Bancorp	1,102,120	9,566,402
Veritex Holdings, Inc.	61,981	1,561,301
WaFd, Inc.	80,848	2,964,696
Washington Trust Bancorp, Inc.	202,648	6,646,854
Webster Financial Corp.	29,139	1,382,063
WesBanco, Inc.	300,729	9,686,481
Wintrust Financial Corp.	7,566	823,181
		341,511,695
Beverages — 0.0%
National Beverage Corp.	10,215	461,309
Biotechnology — 9.2%
4D Molecular Therapeutics, Inc.(a)	145,654	2,186,266
ACADIA Pharmaceuticals, Inc.(a)	504,745	8,368,672
ADMA Biologics, Inc.(a)	451,445	7,814,513
Agios Pharmaceuticals, Inc.(a)	73,700	3,383,567
Akero Therapeutics, Inc.(a)	97,995	2,665,464
Alector, Inc.(a)	638,750	3,372,600
Alkermes PLC(a)	104,577	2,975,216
Allogene Therapeutics, Inc.(a)(b)	317,760	835,709

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Amicus Therapeutics, Inc.(a)	441,471	$ 5,125,478
AnaptysBio, Inc.(a)	46,037	1,753,549
Anika Therapeutics, Inc.(a)	36,521	938,590
Apellis Pharmaceuticals, Inc.(a)	82,284	3,200,848
Arcellx, Inc.(a)	18,444	1,267,841
Arcturus Therapeutics Holdings, Inc.(a)(b)	112,635	2,376,598
Arcus Biosciences, Inc.(a)	191,272	3,274,577
Arcutis Biotherapeutics, Inc.(a)	49,761	541,400
Ardelyx, Inc.(a)	123,777	764,942
Arrowhead Pharmaceuticals, Inc.(a)	68,177	1,624,658
ARS Pharmaceuticals, Inc.(a)	65	844
Astria Therapeutics, Inc.(a)	28,378	347,063
Atossa Therapeutics, Inc.(a)(b)	246,842	338,173
Avidity Biosciences, Inc.(a)	118,928	5,232,832
Beam Therapeutics, Inc.(a)	158,390	4,225,845
BioCryst Pharmaceuticals, Inc.(a)	831,155	7,222,737
Biohaven Ltd.(a)	14,127	556,604
Blueprint Medicines Corp.(a)	113,750	10,867,675
Bridgebio Pharma, Inc.(a)	154,957	4,315,552
C4 Therapeutics, Inc.(a)	80,218	506,978
Cabaletta Bio, Inc.(a)	54,891	309,036
CareDx, Inc.(a)	255,258	7,844,078
Catalyst Pharmaceuticals, Inc.(a)	375,379	7,601,425
Coherus Biosciences, Inc.(a)(b)	956,885	1,330,070
Crinetics Pharmaceuticals, Inc.(a)	38,458	2,040,581
Cyclo Therapeutics, Inc.(a)	623	466
Cytokinetics, Inc.(a)	104,666	5,974,335
Day One Biopharmaceuticals, Inc.(a)	18,740	259,362
Denali Therapeutics, Inc.(a)(b)	446,839	10,920,745
Dynavax Technologies Corp.(a)	65,561	735,594
Dyne Therapeutics, Inc.(a)	129,844	5,984,510
Editas Medicine, Inc.(a)	269,193	1,006,782
Emergent BioSolutions, Inc.(a)(b)	257,509	2,139,900
Enanta Pharmaceuticals, Inc.(a)	104,837	1,350,301
Fate Therapeutics, Inc.(a)	903,459	3,315,694
Halozyme Therapeutics, Inc.(a)	154,384	9,857,418
Ideaya Biosciences, Inc.(a)	178,798	7,062,521
Immunovant, Inc.(a)	25,124	776,332
Insmed, Inc.(a)(b)	167,744	12,827,384
Intellia Therapeutics, Inc.(a)	411,488	9,233,791
Ionis Pharmaceuticals, Inc.(a)(b)	141,046	6,725,073
Iovance Biotherapeutics, Inc.(a)	137,950	1,608,497
iTeos Therapeutics, Inc.(a)	405,245	6,828,378
Janux Therapeutics, Inc.(a)	7,245	340,370
Karyopharm Therapeutics, Inc.(a)	702,009	533,667
Keros Therapeutics, Inc.(a)	7,509	340,533
Kiniksa Pharmaceuticals International PLC(a)	309,619	8,279,212
Kodiak Sciences, Inc.(a)	516,263	1,295,820
Krystal Biotech, Inc.(a)	16,105	3,142,408
Kura Oncology, Inc.(a)	348,713	7,343,896
Kymera Therapeutics, Inc.(a)	120,071	5,806,634
Madrigal Pharmaceuticals, Inc.(a)	10,544	2,605,739
MannKind Corp.(a)	147,489	923,281
MiMedx Group, Inc.(a)	130,791	894,610
Mirum Pharmaceuticals, Inc.(a)	10,552	454,897
Myriad Genetics, Inc.(a)	192,835	5,463,015
Natera, Inc.(a)	51,078	6,040,484
NextCure, Inc.(a)	169,789	249,590
Nkarta, Inc.(a)	37,346	198,307
Nurix Therapeutics, Inc.(a)(b)	135,524	3,415,205
Nuvalent, Inc., Class A(a)(b)	4,965	422,670
Olema Pharmaceuticals, Inc.(a)	144,694	1,707,389
Security	Shares	Value
Biotechnology (continued)
PMV Pharmaceuticals, Inc.(a)(b)	280,445	$ 440,299
Poseida Therapeutics, Inc.(a)	146,029	417,643
Protagonist Therapeutics, Inc.(a)	43,397	1,861,297
Prothena Corp. PLC(a)	47,830	1,065,174
PTC Therapeutics, Inc.(a)	213,380	7,536,582
Puma Biotechnology, Inc.(a)(b)	215,312	538,280
Recursion Pharmaceuticals, Inc., Class A(a)(b)	397,170	2,891,398
REGENXBIO, Inc.(a)(b)	253,990	3,103,758
Relay Therapeutics, Inc.(a)	698,278	4,741,308
Replimune Group, Inc.(a)	125,562	1,276,965
REVOLUTION Medicines, Inc.(a)	129,320	5,512,912
Rhythm Pharmaceuticals, Inc.(a)(b)	38,849	1,837,169
Rigel Pharmaceuticals, Inc.(a)	72,295	971,645
Sana Biotechnology, Inc.(a)(b)	183,861	1,112,359
Sangamo Therapeutics, Inc.(a)(b)	646,882	548,556
Sarepta Therapeutics, Inc.(a)(b)	14,084	1,912,325
Scholar Rock Holding Corp.(a)	108,242	1,006,651
SpringWorks Therapeutics, Inc.(a)	40,040	1,670,068
Sutro Biopharma, Inc.(a)	337,853	1,543,988
Syndax Pharmaceuticals, Inc.(a)(b)	383,397	7,878,808
TG Therapeutics, Inc.(a)	327,598	7,695,277
Travere Therapeutics, Inc.(a)	530,389	5,022,784
Twist Bioscience Corp.(a)	126,279	5,460,304
Ultragenyx Pharmaceutical, Inc.(a)	71,802	4,076,918
Vanda Pharmaceuticals, Inc.(a)	743,061	3,930,793
Vaxcyte, Inc.(a)	105,074	8,485,776
Vera Therapeutics, Inc., Class A(a)	15,493	585,945
Veracyte, Inc.(a)	297,184	9,376,155
Vericel Corp.(a)(b)	96,651	4,992,024
Verve Therapeutics, Inc.(a)	385,454	2,582,542
Viking Therapeutics, Inc.(a)	56,407	3,616,817
Vir Biotechnology, Inc.(a)	378,476	3,126,212
Voyager Therapeutics, Inc.(a)	111,100	728,816
Xencor, Inc.(a)	316,775	5,540,395
		354,362,734
Broadline Retail — 0.2%
Dillard’s, Inc., Class A	8,457	2,866,669
Kohl’s Corp.	87,787	1,702,190
Macy’s, Inc.	143,734	2,237,939
		6,806,798
Building Products — 2.1%
Advanced Drainage Systems, Inc.	59,569	9,338,037
American Woodmark Corp.(a)	83,622	7,493,367
Apogee Enterprises, Inc.	56,753	3,789,965
AZEK Co., Inc. (The), Class A(a)	230,514	9,826,812
Caesarstone Ltd.(a)(b)	73,216	358,758
CSW Industrials, Inc.	3,205	1,082,104
Gibraltar Industries, Inc.(a)	153,204	10,673,723
JELD-WEN Holding, Inc.(a)	327,953	4,670,051
UFP Industries, Inc.	207,703	25,271,224
Zurn Elkay Water Solutions Corp.	278,683	9,037,690
		81,541,731
Capital Markets — 2.4%
Artisan Partners Asset Management, Inc., Class A	81,903	3,406,346
Brightsphere Investment Group, Inc.	79,145	1,930,346
Donnelley Financial Solutions, Inc.(a)	36,636	2,442,156
Evercore, Inc., Class A	81,127	19,936,149
Federated Hermes, Inc., Class B	223,782	7,675,723
Franklin Resources, Inc.	165,628	3,352,311
Hamilton Lane, Inc., Class A	66,052	10,095,388
Houlihan Lokey, Inc., Class A	88,473	13,856,641

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Invesco Ltd.	470,628	$ 8,043,032
Patria Investments Ltd., Class A	84,471	973,106
PJT Partners, Inc., Class A	59,866	7,393,451
SEI Investments Co.	37,712	2,550,462
Stifel Financial Corp.	29,988	2,643,142
Victory Capital Holdings, Inc., Class A	119,459	6,518,878
Virtu Financial, Inc., Class A	44,342	1,361,743
		92,178,874
Chemicals — 1.1%
Cabot Corp.	149,225	15,685,040
Huntsman Corp.	117,582	2,592,683
Innospec, Inc.	36,874	4,250,097
Minerals Technologies, Inc.	120,141	9,262,871
Quaker Chemical Corp.	55,747	9,436,295
Rayonier Advanced Materials, Inc.(a)	215,502	1,719,706
		42,946,692
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	55,420	3,167,253
BrightView Holdings, Inc.(a)(b)	282,704	4,514,783
CECO Environmental Corp.(a)	58,294	1,687,611
Cimpress PLC(a)	2,583	255,407
CoreCivic, Inc.(a)	309,538	4,265,434
Healthcare Services Group, Inc.(a)	360,667	3,927,663
Steelcase, Inc., Class A	352,143	4,979,302
		22,797,453
Communications Equipment — 0.4%
Calix, Inc.(a)	234,171	8,720,528
Lumentum Holdings, Inc.(a)	13,059	752,329
NETGEAR, Inc.(a)	364,514	5,916,062
Viasat, Inc.(a)	115,294	1,810,116
		17,199,035
Construction & Engineering — 2.6%
Comfort Systems U.S.A., Inc.	81,158	28,690,976
Dycom Industries, Inc.(a)	67,926	11,952,259
EMCOR Group, Inc.	42,726	16,793,881
Matrix Service Co.(a)	65,277	650,159
MYR Group, Inc.(a)	29,691	2,992,853
Primoris Services Corp.	391,824	22,114,546
Sterling Infrastructure, Inc.(a)	83,069	9,929,238
Tutor Perini Corp.(a)	230,913	5,534,985
		98,658,897
Consumer Finance — 2.0%
Enova International, Inc.(a)	269,003	23,061,627
EZCORP, Inc., Class A, NVS(a)	937,743	11,459,219
FirstCash Holdings, Inc.	145,345	17,454,481
LendingTree, Inc.(a)	69,319	4,015,650
OneMain Holdings, Inc.	156,472	7,731,282
PROG Holdings, Inc.	163,087	7,625,948
Regional Management Corp.	115,041	3,857,325
		75,205,532
Consumer Staples Distribution & Retail — 0.8%
Andersons, Inc. (The)	47,414	2,416,692
Performance Food Group Co.(a)	139,246	10,393,321
PriceSmart, Inc.	52,452	4,698,650
SpartanNash Co.	63,074	1,393,305
Sprouts Farmers Market, Inc.(a)	130,158	13,542,940
		32,444,908
Diversified Consumer Services — 1.0%
American Public Education, Inc.(a)	71,975	1,203,422
Security	Shares	Value
Diversified Consumer Services (continued)
Bright Horizons Family Solutions, Inc.(a)	3,166	$ 445,520
Frontdoor, Inc.(a)	306,486	14,735,847
Laureate Education, Inc., Class A	1,231,872	18,995,466
OneSpaWorld Holdings Ltd.	134,696	2,137,625
Strategic Education, Inc.	19,514	1,883,101
		39,400,981
Diversified REITs — 0.7%
Alexander & Baldwin, Inc.	18,463	365,383
American Assets Trust, Inc.	601,239	16,383,763
Armada Hoffler Properties, Inc.	147,843	1,819,947
CTO Realty Growth, Inc.	398,168	7,573,155
Gladstone Commercial Corp.	27,418	419,221
		26,561,469
Diversified Telecommunication Services — 0.2%
Bandwidth, Inc., Class A(a)	231,172	3,966,912
IDT Corp., Class B	27,001	1,035,758
Iridium Communications, Inc.	85,819	2,214,130
Lumen Technologies, Inc.(a)	433,107	2,273,812
		9,490,612
Electric Utilities — 0.4%
TXNM Energy, Inc.	338,384	13,866,976
Electrical Equipment — 0.9%
Acuity Brands, Inc.(b)	36,140	9,204,858
Allient, Inc.	34,980	742,975
Atkore, Inc.	51,770	4,831,694
EnerSys	156,641	15,872,433
Generac Holdings, Inc.(a)	1,234	193,158
NEXTracker, Inc., Class A(a)	40,897	1,663,281
Powell Industries, Inc.	1,665	278,788
Sunrun, Inc.(a)	36,889	756,962
		33,544,149
Electronic Equipment, Instruments & Components — 3.8%
Avnet, Inc.	357,785	19,742,576
Badger Meter, Inc.	26,844	5,555,097
Benchmark Electronics, Inc.	204,200	8,680,542
ePlus, Inc.(a)(b)	35,254	3,382,974
Fabrinet(a)	68,797	16,762,389
FARO Technologies, Inc.(a)	20,570	370,260
Flex Ltd.(a)	378,262	12,289,732
Insight Enterprises, Inc.(a)(b)	56,949	12,361,920
Itron, Inc.(a)	40,309	4,120,386
Kimball Electronics, Inc.(a)	53,814	992,868
Napco Security Technologies, Inc.	121,489	5,634,660
OSI Systems, Inc.(a)	24,458	3,665,521
PC Connection, Inc.	195,714	14,302,779
Plexus Corp.(a)(b)	29,929	3,834,204
Sanmina Corp.(a)(b)	325,030	22,550,582
ScanSource, Inc.(a)	59,117	3,011,420
TTM Technologies, Inc.(a)	486,965	9,471,469
		146,729,379
Energy Equipment & Services — 2.3%
Archrock, Inc.	489,314	9,898,822
Borr Drilling Ltd.(b)	248,467	1,508,195
Helix Energy Solutions Group, Inc.(a)	244,367	2,741,798
Helmerich & Payne, Inc.	198,684	6,483,059
Liberty Energy, Inc., Class A	667,672	13,747,366
Noble Corp. PLC	416,892	15,904,430
NOV, Inc.	312,507	5,553,249
Oceaneering International, Inc.(a)	129,203	3,487,189
Oil States International, Inc.(a)	490,918	2,596,956

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services (continued)
Patterson-UTI Energy, Inc.	853,465	$ 7,860,413
ProPetro Holding Corp.(a)(b)	1,186,270	9,418,984
RPC, Inc.	115,768	743,231
Solaris Oilfield Infrastructure, Inc., Class A	131,446	1,666,735
Tidewater, Inc.(a)	44,762	3,970,389
Transocean Ltd.(a)	588,868	2,791,234
		88,372,050
Entertainment — 0.3%
Eros Media World PLC, Class A(a)	23,977	50
Eventbrite, Inc., Class A(a)	311,358	990,119
Lions Gate Entertainment Corp., Class A(a)	89,712	697,062
Lions Gate Entertainment Corp., Class B, NVS(a)	64,629	447,233
Marcus Corp. (The)	66,153	936,065
Roku, Inc., Class A(a)	123,003	8,335,913
		11,406,442
Financial Services — 1.6%
Alerus Financial Corp.	24,996	561,160
Banco Latinoamericano de Comercio Exterior SA, Class E	125,812	3,944,206
Enact Holdings, Inc.	20,094	714,342
Essent Group Ltd.	70,652	4,542,217
Euronet Worldwide, Inc.(a)	141,584	15,278,329
Jack Henry & Associates, Inc.	39,357	6,809,942
Mr. Cooper Group, Inc.(a)	16,316	1,530,604
NewtekOne, Inc.	19,469	243,947
NMI Holdings, Inc., Class A(a)	288,524	11,849,681
Pagseguro Digital Ltd., Class A(a)	680,249	7,530,356
Repay Holdings Corp., Class A(a)	281,779	2,383,850
StoneCo Ltd., Class A(a)	500,750	6,639,945
		62,028,579
Food Products — 0.5%
Fresh Del Monte Produce, Inc.	75,001	2,193,029
Freshpet, Inc.(a)	30,456	4,142,016
Lancaster Colony Corp.	21,668	3,700,028
SunOpta, Inc.(a)	469,914	2,702,005
Vital Farms, Inc.(a)	259,917	8,174,390
		20,911,468
Gas Utilities — 0.6%
New Jersey Resources Corp.	294,233	13,625,930
ONE Gas, Inc.	68,833	4,745,347
Southwest Gas Holdings, Inc.	52,556	3,821,873
UGI Corp.	74,555	1,857,165
		24,050,315
Ground Transportation — 0.2%
Covenant Logistics Group, Inc., Class A	128,376	6,761,564
XPO, Inc.(a)	8,119	930,600
		7,692,164
Health Care Equipment & Supplies — 2.1%
Accuray, Inc.(a)	326,532	711,840
AngioDynamics, Inc.(a)	233,676	1,743,223
Artivion, Inc.(a)	110,374	2,995,550
AtriCure, Inc.(a)	90,429	2,370,144
Axonics, Inc.(a)	65,686	4,543,172
Cerus Corp.(a)	236,096	533,577
CONMED Corp.	10,386	760,463
Envista Holdings Corp.(a)	225,473	4,117,137
ICU Medical, Inc.(a)	17,619	2,912,949
Inspire Medical Systems, Inc.(a)(b)	15,582	2,801,955
iRadimed Corp.	48,684	2,286,201
iRhythm Technologies, Inc.(a)	10,862	769,899
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Lantheus Holdings, Inc.(a)	36,295	$ 3,864,329
LeMaitre Vascular, Inc.	94,903	8,568,792
Masimo Corp.(a)	15,518	1,823,675
Novocure Ltd.(a)	417,408	8,114,412
Omnicell, Inc.(a)	205,282	9,130,943
OraSure Technologies, Inc.(a)	462,792	2,073,308
RxSight, Inc.(a)	13,881	782,750
SI-BONE, Inc.(a)	83,812	1,392,955
Silk Road Medical, Inc.(a)	99,822	2,706,174
Surmodics, Inc.(a)	19,139	758,479
Tactile Systems Technology, Inc.(a)	224,110	3,068,066
Tandem Diabetes Care, Inc.(a)	108,335	4,712,573
TransMedics Group, Inc.(a)	18,236	3,064,742
Varex Imaging Corp.(a)	191,790	2,393,539
		79,000,847
Health Care Providers & Services — 3.4%
Accolade, Inc.(a)	134,772	584,910
AdaptHealth Corp.(a)	59,770	656,872
Addus HomeCare Corp.(a)	114,585	15,240,951
agilon health, Inc.(a)	65,362	266,677
Alignment Healthcare, Inc.(a)	76,719	691,238
Aveanna Healthcare Holdings, Inc.(a)	135,239	764,100
BrightSpring Health Services, Inc.(a)	36,661	460,096
Brookdale Senior Living, Inc.(a)	298,723	2,123,921
Castle Biosciences, Inc.(a)	265,477	7,876,703
CorVel Corp.(a)	24,133	7,740,177
Cross Country Healthcare, Inc.(a)(b)	115,992	1,730,601
Encompass Health Corp.	17,764	1,652,940
Enhabit, Inc.(a)	41,685	351,821
Ensign Group, Inc. (The)	80,894	12,244,116
Fulgent Genetics, Inc.(a)	20,939	472,384
Guardant Health, Inc.(a)(b)	314,930	8,055,909
HealthEquity, Inc.(a)	129,166	10,276,447
Hims & Hers Health, Inc., Class A(a)	374,057	5,509,860
NeoGenomics, Inc.(a)(b)	93,103	1,538,062
Pediatrix Medical Group, Inc.(a)	70,163	761,970
PetIQ, Inc., Class A(a)	128,920	3,938,506
Privia Health Group, Inc.(a)	449,441	9,051,742
Progyny, Inc.(a)	491,690	11,549,798
RadNet, Inc.(a)	90,225	5,981,015
Select Medical Holdings Corp.	252,784	9,117,919
Surgery Partners, Inc.(a)	300,771	9,609,633
U.S. Physical Therapy, Inc.	8,249	706,114
Universal Health Services, Inc., Class B	8,302	1,975,627
Viemed Healthcare, Inc.(a)	178,715	1,358,234
		132,288,343
Health Care REITs — 0.1%
CareTrust REIT, Inc.	58,917	1,760,440
Diversified Healthcare Trust	302,983	1,054,381
		2,814,821
Health Care Technology — 0.5%
Evolent Health, Inc., Class A(a)(b)	58,687	1,876,810
Health Catalyst, Inc.(a)	249,324	1,792,640
HealthStream, Inc.	40,302	1,170,370
Phreesia, Inc.(a)	326,199	8,386,576
Teladoc Health, Inc.(a)(b)	907,532	6,507,005
		19,733,401
Hotel & Resort REITs — 1.0%
Braemar Hotels & Resorts, Inc.	1,869,407	5,813,856
Chatham Lodging Trust	176,627	1,511,927
Park Hotels & Resorts, Inc.	468,379	7,156,831

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotel & Resort REITs (continued)
Pebblebrook Hotel Trust	271,429	$ 3,610,006
RLJ Lodging Trust	1,742,432	16,553,104
Summit Hotel Properties, Inc.	292,215	1,984,140
		36,629,864
Hotels, Restaurants & Leisure — 1.1%
Accel Entertainment, Inc., Class A(a)	201,986	2,355,157
BJ’s Restaurants, Inc.(a)	20,421	625,495
Brinker International, Inc.(a)	29,498	2,109,697
Chuy’s Holdings, Inc.(a)	23,003	855,712
El Pollo Loco Holdings, Inc.(a)	159,604	2,212,111
Everi Holdings, Inc.(a)	110,077	1,436,505
Life Time Group Holdings, Inc.(a)	156,642	3,684,220
Monarch Casino & Resort, Inc.	40,875	3,103,230
PlayAGS, Inc.(a)	190,486	2,156,302
Rush Street Interactive, Inc., Class A(a)	113,193	1,060,618
Super Group SGHC Ltd.	132,987	458,805
Texas Roadhouse, Inc.	30,831	5,202,731
Wingstop, Inc.	42,055	16,237,856
		41,498,439
Household Durables — 2.6%
Beazer Homes U.S.A., Inc.(a)	15,951	498,947
Century Communities, Inc.	143,917	14,401,774
Ethan Allen Interiors, Inc.	87,616	2,758,152
Hooker Furnishings Corp.	24,843	393,513
Installed Building Products, Inc.	77,544	17,238,807
KB Home	121,245	10,149,419
LGI Homes, Inc.(a)	23,258	2,509,073
M/I Homes, Inc.(a)	69,011	10,998,283
Meritage Homes Corp.	4,311	853,880
Taylor Morrison Home Corp., Class A(a)	29,730	2,001,721
Toll Brothers, Inc.	127,603	18,383,764
Tri Pointe Homes, Inc.(a)	429,263	19,076,448
Universal Electronics, Inc.(a)	13,842	129,007
Vizio Holding Corp., Class A(a)	79,609	894,009
		100,286,797
Household Products — 0.2%
Central Garden & Pet Co.(a)	17,896	706,355
Central Garden & Pet Co., Class A, NVS(a)	241,679	8,265,422
		8,971,777
Independent Power and Renewable Electricity Producers — 0.0%
Spruce Power Holding Corp.(a)	110	327
Industrial REITs — 0.0%
First Industrial Realty Trust, Inc.	4,305	244,223
Industrial Logistics Properties Trust	161,157	797,727
Plymouth Industrial REIT, Inc.	16,836	403,054
		1,445,004
Insurance — 1.4%
Ambac Financial Group, Inc.(a)	221,577	2,592,451
CNO Financial Group, Inc.	148,064	5,170,395
Crawford & Co., Class A, NVS	52,097	550,665
Donegal Group, Inc., Class A	103,234	1,571,222
eHealth, Inc.(a)	200,687	812,782
Genworth Financial, Inc., Class A(a)	399,488	2,788,426
HCI Group, Inc.	5,522	529,173
Mercury General Corp.	63,610	4,212,890
Oscar Health, Inc., Class A(a)	258,172	4,724,548
Palomar Holdings, Inc.(a)	42,905	4,257,034
Reinsurance Group of America, Inc.	101,554	22,419,061
Selectquote, Inc.(a)	282,414	1,152,249
Security	Shares	Value
Insurance (continued)
Tiptree, Inc.	21,597	$ 428,269
United Fire Group, Inc.	46,595	953,800
		52,162,965
Interactive Media & Services — 1.3%
Bumble, Inc., Class A(a)(b)	715,931	4,803,897
Cargurus, Inc., Class A(a)	38,142	1,105,355
EverQuote, Inc., Class A(a)	333,271	8,231,794
MediaAlpha, Inc., Class A(a)	316,043	5,625,565
QuinStreet, Inc.(a)	88,687	1,694,809
Shutterstock, Inc.	40,940	1,468,927
TrueCar, Inc.(a)	259,888	779,664
Vimeo, Inc.(a)	913,838	4,889,033
Yelp, Inc.(a)(b)	325,933	11,384,840
Ziff Davis, Inc.(a)(b)	44,427	2,171,147
ZipRecruiter, Inc., Class A(a)(b)	631,987	6,035,476
		48,190,507
IT Services — 0.5%
Amdocs Ltd.	2,452	213,250
Backblaze, Inc., Class A(a)	55,947	341,836
Fastly, Inc., Class A(a)	164,780	991,976
Grid Dynamics Holdings, Inc., Class A(a)	52,724	733,918
Hackett Group, Inc. (The)	189,394	5,018,941
Kyndryl Holdings, Inc.(a)	234,448	5,554,073
Perficient, Inc.(a)	32,032	2,407,846
Squarespace, Inc., Class A(a)	83,005	3,775,067
Unisys Corp.(a)	179,930	995,013
		20,031,920
Leisure Products — 0.1%
Malibu Boats, Inc., Class A(a)	25,011	909,650
MasterCraft Boat Holdings, Inc.(a)	34,902	646,734
YETI Holdings, Inc.(a)	16,027	646,209
		2,202,593
Life Sciences Tools & Services — 0.5%
10X Genomics, Inc., Class A(a)(b)	130,635	3,050,327
AbCellera Biologics, Inc.(a)(b)	364,704	933,642
Adaptive Biotechnologies Corp.(a)	816,757	3,838,758
Codexis, Inc.(a)	503,665	1,455,592
Harvard Bioscience, Inc.(a)	307	884
Maravai LifeSciences Holdings, Inc., Class A(a)	73,723	667,193
Medpace Holdings, Inc.(a)	14,221	5,052,295
Personalis, Inc.(a)	659,907	3,589,894
Quanterix Corp.(a)	30,399	396,099
Seer, Inc., Class A(a)(b)	322,240	541,363
		19,526,047
Machinery — 3.7%
Alamo Group, Inc.	8,079	1,497,847
Blue Bird Corp.(a)	74,136	3,794,280
Chart Industries, Inc.(a)	14,929	1,827,310
Columbus McKinnon Corp.	13,831	473,159
Federal Signal Corp.	52,543	4,964,788
Flowserve Corp.	701,113	34,971,516
Franklin Electric Co., Inc.	113,293	11,766,611
ITT, Inc.	6,989	973,009
Kennametal, Inc.	468,697	12,125,191
Manitowoc Co., Inc. (The)(a)	426,175	4,300,106
Miller Industries, Inc.	11,484	697,194
Mueller Industries, Inc.	199,318	14,492,412
Oshkosh Corp.	203,580	21,968,318
Shyft Group, Inc. (The)	180,798	2,565,524
Tennant Co.	46,524	4,543,999

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Terex Corp.	29,282	$ 1,662,339
Trinity Industries, Inc.	153,850	5,078,588
Wabash National Corp.	51,494	1,002,073
Watts Water Technologies, Inc., Class A	70,682	13,903,149
		142,607,413
Marine Transportation — 0.3%
Genco Shipping & Trading Ltd.	206,767	3,637,031
Kirby Corp.(a)	5,814	697,215
Matson, Inc.	54,466	7,532,648
		11,866,894
Media — 0.9%
Cable One, Inc.	16,253	5,732,758
EchoStar Corp., Class A(a)	169,552	3,143,494
Entravision Communications Corp., Class A	297,476	618,750
EW Scripps Co. (The), Class A(a)	179,198	353,020
Gambling.com Group Ltd.(a)	69,200	705,148
Gray Television, Inc.	189,724	967,592
Integral Ad Science Holding Corp.(a)(b)	212,754	2,474,329
Magnite, Inc.(a)(b)	137,506	1,896,208
New York Times Co. (The), Class A	96,598	5,306,128
Paramount Global, Class B, NVS	250,170	2,619,280
PubMatic, Inc., Class A(a)	78,858	1,230,185
TEGNA, Inc.	245,744	3,410,927
Thryv Holdings, Inc.(a)	273,229	4,978,232
Townsquare Media, Inc., Class A	77	814
		33,436,865
Metals & Mining — 1.7%
Alcoa Corp.	196,478	6,306,944
Alpha Metallurgical Resources, Inc.	5,406	1,292,845
Carpenter Technology Corp.	15,029	2,175,748
Century Aluminum Co.(a)	303,582	4,359,438
Cleveland-Cliffs, Inc.(a)(b)	629,456	8,220,695
Coeur Mining, Inc.(a)	1,035,416	6,357,454
Commercial Metals Co.	30,812	1,651,215
Hecla Mining Co.	838,736	4,973,705
i-80 Gold Corp.(a)	514,346	545,207
Kaiser Aluminum Corp.	103,373	7,706,457
Materion Corp.	39,055	4,531,942
Novagold Resources, Inc.(a)	633,038	2,690,412
Olympic Steel, Inc.	33,559	1,345,716
Piedmont Lithium, Inc.(a)	77,766	640,792
Radius Recycling, Inc., Class A	234,023	3,543,108
Ryerson Holding Corp.	129,072	2,584,021
SunCoke Energy, Inc.	70,615	632,710
Tredegar Corp.(a)	69,791	427,819
Warrior Met Coal, Inc.	64,393	3,947,935
		63,934,163
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Chimera Investment Corp.	117,885	1,824,860
TPG RE Finance Trust, Inc.	175,457	1,589,640
		3,414,500
Multi-Utilities — 0.5%
Avista Corp.	107,766	4,164,078
Black Hills Corp.	174,923	10,341,448
Northwestern Energy Group, Inc.	57,676	3,136,998
Unitil Corp.	17,884	1,078,405
		18,720,929
Office REITs — 1.2%
Brandywine Realty Trust	326,280	1,706,444
COPT Defense Properties	290,259	8,646,816
Security	Shares	Value
Office REITs (continued)
Equity Commonwealth(a)	681,336	$ 13,810,681
Kilroy Realty Corp.	197,151	7,150,667
Paramount Group, Inc.	2,344,253	11,838,478
Piedmont Office Realty Trust, Inc., Class A	372,477	3,635,375
		46,788,461
Oil, Gas & Consumable Fuels — 3.1%
Antero Resources Corp.(a)	68,040	1,836,400
Civitas Resources, Inc.	21,083	1,293,020
Delek U.S. Holdings, Inc.	373,679	7,630,525
Encore Energy Corp.(a)	192,424	700,423
Energy Fuels, Inc.(a)(b)	145,463	712,769
Evolution Petroleum Corp.	204,676	1,054,081
International Seaways, Inc.	49,240	2,552,109
Magnolia Oil & Gas Corp., Class A	430,380	11,022,032
Murphy Oil Corp.	602,355	22,455,794
Ovintiv, Inc.	320,506	13,727,272
Par Pacific Holdings, Inc.(a)	175,612	3,940,733
PBF Energy, Inc., Class A	307,325	10,467,490
Plains GP Holdings LP, Class A	1,457,822	27,990,183
REX American Resources Corp.(a)	63,046	2,859,136
Scorpio Tankers, Inc.	32,368	2,315,607
World Kinect Corp.	364,633	10,497,784
		121,055,358
Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	103,857	10,079,322
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)	80,962	2,923,538
Allegiant Travel Co.	55,306	2,327,276
Hawaiian Holdings, Inc.(a)	71,028	1,230,205
JetBlue Airways Corp.(a)	364,471	1,851,513
SkyWest, Inc.(a)	80,385	6,233,053
Sun Country Airlines Holdings, Inc.(a)(b)	234,154	2,571,011
		17,136,596
Pharmaceuticals — 2.5%
Amphastar Pharmaceuticals, Inc.(a)	17,020	829,555
ANI Pharmaceuticals, Inc.(a)	24,257	1,546,384
Arvinas, Inc.(a)	153,612	4,018,490
Atea Pharmaceuticals, Inc.(a)	635,543	2,446,840
Axsome Therapeutics, Inc.(a)	8,559	760,553
Collegium Pharmaceutical, Inc.(a)	161,792	6,222,520
Corcept Therapeutics, Inc.(a)(b)	588,407	20,770,767
Edgewise Therapeutics, Inc.(a)	93,169	1,746,919
Elanco Animal Health, Inc.(a)	236,463	3,658,083
Evolus, Inc.(a)	62,023	985,545
Fulcrum Therapeutics, Inc.(a)	124,996	1,068,716
Harmony Biosciences Holdings, Inc.(a)(b)	206,408	7,426,560
Intra-Cellular Therapies, Inc.(a)	98,623	7,227,093
Jazz Pharmaceuticals PLC(a)(b)	8,643	1,002,415
Longboard Pharmaceuticals, Inc.(a)	6,378	230,118
Nektar Therapeutics(a)	965,233	1,235,498
Nuvation Bio, Inc., Class A(a)(b)	571,973	1,841,753
Pacira BioSciences, Inc.(a)	173,526	2,700,065
Prestige Consumer Healthcare, Inc.(a)(b)	104,344	7,788,236
Scilex Holding Co. (Acquired 03/05/21, cost $9,826,744)(a)(b)(c)	430,177	490,444
Supernus Pharmaceuticals, Inc.(a)	511,741	17,992,814
Tarsus Pharmaceuticals, Inc.(a)	75,402	2,044,148
Terns Pharmaceuticals, Inc.(a)	61,482	468,493

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Trevi Therapeutics, Inc.(a)	45	$ 142
Xeris Biopharma Holdings, Inc.(a)	184,792	519,265
		95,021,416
Professional Services — 3.1%
CACI International, Inc., Class A(a)	9,751	4,759,658
CRA International, Inc.	10,936	1,843,810
CSG Systems International, Inc.	55,428	2,689,366
ExlService Holdings, Inc.(a)	901,948	32,957,180
Franklin Covey Co.(a)	76,898	3,095,913
FTI Consulting, Inc.(a)	75,909	17,330,784
Insperity, Inc.	255,477	24,012,283
Kelly Services, Inc., Class A, NVS	135,176	2,853,565
Kforce, Inc.	30,857	2,023,911
Korn Ferry	21,472	1,568,530
ManpowerGroup, Inc.	159,430	11,785,065
Maximus, Inc.	75,230	6,940,720
Parsons Corp.(a)	21,943	2,094,679
Robert Half, Inc.	35,201	2,206,047
ShiftPixy, Inc.(a)	3	4
TriNet Group, Inc.	41,775	4,295,723
		120,457,238
Real Estate Management & Development — 0.6%
Anywhere Real Estate, Inc.(a)	378,139	1,849,100
Compass, Inc., Class A(a)	126,205	647,431
Forestar Group, Inc.(a)	45,602	1,410,926
FRP Holdings, Inc.(a)	55,184	1,634,550
Kennedy-Wilson Holdings, Inc.	105,609	1,174,372
RE/MAX Holdings, Inc., Class A	55,307	626,075
RMR Group, Inc. (The), Class A	173,943	4,433,807
St. Joe Co. (The)	203,367	12,073,899
		23,850,160
Residential REITs — 0.2%
Bluerock Homes Trust, Inc., Class A	77	1,196
Elme Communities	90,635	1,600,614
NexPoint Residential Trust, Inc.	123,877	5,859,382
UMH Properties, Inc.	28,764	559,747
		8,020,939
Retail REITs — 0.8%
Brixmor Property Group, Inc.	60,164	1,647,892
Kite Realty Group Trust	861,248	22,461,348
Saul Centers, Inc.	9,679	395,097
Tanger, Inc.	200,560	6,105,046
		30,609,383
Semiconductors & Semiconductor Equipment — 2.9%
ACM Research, Inc., Class A(a)	172,221	3,106,867
Ambarella, Inc.(a)	109,834	6,557,090
Amkor Technology, Inc.	273,665	9,003,578
Axcelis Technologies, Inc.(a)	107,770	11,782,494
Cirrus Logic, Inc.(a)	38,543	5,615,330
Credo Technology Group Holding Ltd.(a)	257,780	8,999,100
Diodes, Inc.(a)(b)	98,200	6,843,558
Ichor Holdings Ltd.(a)	59,095	1,831,945
Impinj, Inc.(a)	36,224	6,089,254
inTEST Corp.(a)	35,226	252,218
MaxLinear, Inc.(a)	214,009	3,248,657
Onto Innovation, Inc.(a)	115,044	24,529,682
Photronics, Inc.(a)	143,943	3,722,366
Power Integrations, Inc.	72,538	4,867,300
Rambus, Inc.(a)	32,161	1,438,240
Silicon Laboratories, Inc.(a)	60,640	7,177,957
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
SiTime Corp.(a)	6,127	$ 886,332
Synaptics, Inc.(a)	84,625	6,890,167
Ultra Clean Holdings, Inc.(a)	13,786	519,732
		113,361,867
Software — 5.7%
8x8, Inc.(a)	625,981	1,176,844
ACI Worldwide, Inc.(a)	573,439	28,878,388
Alarm.com Holdings, Inc.(a)	116,916	6,961,179
BILL Holdings, Inc.(a)	26,956	1,470,719
Bit Digital, Inc.(a)(b)	785,624	2,529,709
BlackLine, Inc.(a)	45,922	2,275,435
Box, Inc., Class A(a)	280,923	9,158,090
Braze, Inc., Class A(a)(b)	69,248	3,100,925
C3.ai, Inc., Class A(a)(b)	246,981	5,764,537
Cleanspark, Inc.(a)(b)	80,903	864,853
Clear Secure, Inc., Class A	255,163	7,754,404
CommVault Systems, Inc.(a)	101,729	15,808,687
Confluent, Inc., Class A(a)(b)	80,098	1,699,680
DocuSign, Inc.(a)(b)	21,852	1,293,857
Domo, Inc., Class B(a)	244,455	1,826,079
Elastic NV(a)	48,863	3,722,872
Five9, Inc.(a)	20,695	667,414
Freshworks, Inc., Class A(a)	75,536	882,260
Gitlab, Inc., Class A(a)(b)	112,151	5,315,957
HashiCorp, Inc., Class A(a)	16,728	567,748
Informatica, Inc., Class A(a)	58,782	1,464,260
Intapp, Inc.(a)	49,396	2,282,095
LiveRamp Holdings, Inc.(a)	194,497	5,041,362
Marathon Digital Holdings, Inc.(a)	35,986	600,966
Nutanix, Inc., Class A(a)	57,274	3,619,144
Olo, Inc., Class A(a)	304,193	1,597,013
Ooma, Inc.(a)	418,637	4,353,825
Pagaya Technologies Ltd., Class A(a)	278,782	4,198,457
Pegasystems, Inc.	69,416	4,920,206
PROS Holdings, Inc.(a)	105,343	2,120,555
Q2 Holdings, Inc.(a)	159,330	11,823,879
Qualys, Inc.(a)	33,669	4,214,349
RingCentral, Inc., Class A(a)	217,787	7,258,841
SEMrush Holdings, Inc., Class A(a)	199,080	2,735,359
Smartsheet, Inc., Class A(a)	149,041	7,273,201
SPS Commerce, Inc.(a)	6,643	1,326,873
Tenable Holdings, Inc.(a)	51,415	2,122,411
Upland Software, Inc.(a)	147,254	325,431
Varonis Systems, Inc.(a)	309,170	17,499,022
Verint Systems, Inc.(a)(b)	233,676	7,372,478
Workiva, Inc., Class A(a)(b)	117,357	9,173,797
Yext, Inc.(a)	145,738	741,806
Zeta Global Holdings Corp., Class A(a)	441,906	11,670,737
Zuora, Inc., Class A(a)	571,510	5,023,573
		220,479,277
Specialized REITs — 0.7%
Lamar Advertising Co., Class A	142,824	17,964,403
Outfront Media, Inc.	512,585	8,739,574
		26,703,977
Specialty Retail — 3.6%
1-800-Flowers.com, Inc., Class A(a)(b)	532,713	4,277,685
Aaron’s Co., Inc. (The)	80,194	809,157
Abercrombie & Fitch Co., Class A(a)	98,483	14,533,136
Academy Sports & Outdoors, Inc.	65,431	3,630,112
American Eagle Outfitters, Inc.	217,838	4,483,106
Asbury Automotive Group, Inc.(a)(b)	23,930	5,878,165

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Boot Barn Holdings, Inc.(a)	49,103	$ 6,588,150
CarParts.com, Inc.(a)	170,354	136,914
Carvana Co., Class A(a)	21,449	3,230,648
Chewy, Inc., Class A(a)	70,141	2,002,526
Conn’s, Inc.(a)	224,237	2,489
Foot Locker, Inc.	175,408	5,462,205
Gap, Inc. (The)	127,205	2,853,208
Genesco, Inc.(a)(b)	30,449	919,255
Group 1 Automotive, Inc.(b)	52,973	19,958,108
Haverty Furniture Cos., Inc.	31,914	874,444
Lands’ End, Inc.(a)	73,295	1,135,340
Lulu’s Fashion Lounge Holdings, Inc.(a)	163	231
Murphy U.S.A., Inc.	5,507	2,861,602
National Vision Holdings, Inc.(a)	403,764	4,263,748
Penske Automotive Group, Inc.	32,738	5,568,734
Revolve Group, Inc., Class A(a)(b)	141,183	3,235,914
RH(a)	3,263	827,823
Signet Jewelers Ltd.	73,285	6,163,269
Sonic Automotive, Inc., Class A	23,947	1,492,856
Stitch Fix, Inc., Class A(a)(b)	916,977	3,466,173
Upbound Group, Inc.	107,042	3,564,499
Urban Outfitters, Inc.(a)	210,759	7,654,767
Victoria’s Secret & Co.(a)	83,779	1,965,455
Warby Parker, Inc., Class A(a)	317,776	4,741,218
Wayfair, Inc., Class A(a)	151,533	6,447,729
Winmark Corp.	9,165	3,304,899
Zumiez, Inc.(a)	171,751	4,764,373
		137,097,938
Textiles, Apparel & Luxury Goods — 0.5%
Figs, Inc., Class A(a)	233,644	1,441,583
G-III Apparel Group Ltd.(a)	296,065	7,836,841
Ralph Lauren Corp., Class A	41,055	7,031,079
Skechers U.S.A., Inc., Class A(a)	30,140	2,063,987
Unifi, Inc.(a)	38,167	260,681
		18,634,171
Tobacco — 0.1%
Turning Point Brands, Inc.	85,746	3,398,972
Vector Group Ltd.	16,442	246,301
		3,645,273
Trading Companies & Distributors — 2.8%
Applied Industrial Technologies, Inc.	69,567	14,269,583
BlueLinx Holdings, Inc.(a)	58,775	5,915,116
Boise Cascade Co.	264,851	35,919,093
DNOW, Inc.(a)	648,534	8,443,913
FTAI Aviation Ltd.	24,358	3,113,196
GATX Corp.	37,058	5,228,884
Global Industrial Co.	14,805	495,967
GMS, Inc.(a)	155,264	13,475,362
H&E Equipment Services, Inc.	77,951	3,753,341
Herc Holdings, Inc.	85,218	12,473,359
McGrath RentCorp	33,883	3,664,446
MRC Global, Inc.(a)	74,322	978,077
		107,730,337
Security	Shares	Value
Water Utilities — 0.1%
SJW Group	54,269	$ 3,201,328
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	204,208	4,823,393
Total Common Stocks — 95.9% (Cost: $3,198,156,686)		3,690,443,439
Rights
Biotechnology — 0.0%
Albireo Pharma Inc., CVR(a)(b)(d)	28,456	93,905
Chinook Therapeutics, Inc., CVR(a)(d)	35,990	22,674
Flexion Therapeutics, Inc., CVR(a)(d)	73,745	42,772
Jounce Therapeutics, Inc., CVR(a)	10,334	90
Radius Health, Inc., CVR(a)	72,193	5,775
		165,216
Health Care Providers & Services — 0.0%
Surface Oncology, Inc., CVR(a)	58,721	5,515
Paper & Forest Products — 0.0%
Resolute Forest Products, Inc., CVR(a)(d)	72,036	113,817
Total Rights — 0.0% (Cost: $ —)		284,548
Total Long-Term Investments — 95.9% (Cost: $3,198,156,686)		3,690,727,987
Short-Term Securities
Money Market Funds — 4.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(e)(f)(g)	138,014,193	138,097,002
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.18%(e)(f)	42,279,050	42,279,050
Total Short-Term Securities — 4.7% (Cost: $180,335,251)		180,376,052
Total Investments — 100.6% (Cost: $3,378,491,937)		3,871,104,039
Liabilities in Excess of Other Assets — (0.6)%		(24,360,364)
Net Assets — 100.0%		$ 3,846,743,675
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $490,444, representing 0.0% of its net assets as of period end, and an original cost of $9,826,744.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Advantage Small Cap Core Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 153,856,296	$ —	$ (15,804,104)(a)	$ 4,009	$ 40,801	$ 138,097,002	138,014,193	$ 139,670(b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	34,625,874	7,653,176(a)	—	—	—	42,279,050	42,279,050	452,930	—
				$ 4,009	$ 40,801	$ 180,376,052		$ 592,600	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	425	09/20/24	$ 47,241	$ 589,586
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Advantage Small Cap Core Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 24,783,948	$ —	$ —	$ 24,783,948
Automobile Components	68,028,399	—	—	68,028,399
Banks	341,511,695	—	—	341,511,695
Beverages	461,309	—	—	461,309
Biotechnology	354,362,734	—	—	354,362,734
Broadline Retail	6,806,798	—	—	6,806,798
Building Products	81,541,731	—	—	81,541,731
Capital Markets	92,178,874	—	—	92,178,874
Chemicals	42,946,692	—	—	42,946,692
Commercial Services & Supplies	22,797,453	—	—	22,797,453
Communications Equipment	17,199,035	—	—	17,199,035
Construction & Engineering	98,658,897	—	—	98,658,897
Consumer Finance	75,205,532	—	—	75,205,532
Consumer Staples Distribution & Retail	32,444,908	—	—	32,444,908
Diversified Consumer Services	39,400,981	—	—	39,400,981
Diversified REITs	26,561,469	—	—	26,561,469
Diversified Telecommunication Services	9,490,612	—	—	9,490,612
Electric Utilities	13,866,976	—	—	13,866,976
Electrical Equipment	33,544,149	—	—	33,544,149
Electronic Equipment, Instruments & Components	146,729,379	—	—	146,729,379
Energy Equipment & Services	88,372,050	—	—	88,372,050
Entertainment	11,406,442	—	—	11,406,442
Financial Services	62,028,579	—	—	62,028,579
Food Products	20,911,468	—	—	20,911,468
Gas Utilities	24,050,315	—	—	24,050,315
Ground Transportation	7,692,164	—	—	7,692,164
Health Care Equipment & Supplies	79,000,847	—	—	79,000,847
Health Care Providers & Services	132,288,343	—	—	132,288,343
Health Care REITs	2,814,821	—	—	2,814,821
Health Care Technology	19,733,401	—	—	19,733,401
Hotel & Resort REITs	36,629,864	—	—	36,629,864
Hotels, Restaurants & Leisure	41,498,439	—	—	41,498,439
Household Durables	100,286,797	—	—	100,286,797
Household Products	8,971,777	—	—	8,971,777
Independent Power and Renewable Electricity Producers	327	—	—	327
Industrial REITs	1,445,004	—	—	1,445,004
Insurance	52,162,965	—	—	52,162,965
Interactive Media & Services	48,190,507	—	—	48,190,507
IT Services	20,031,920	—	—	20,031,920
Leisure Products	2,202,593	—	—	2,202,593
Life Sciences Tools & Services	19,526,047	—	—	19,526,047
Machinery	142,607,413	—	—	142,607,413
Marine Transportation	11,866,894	—	—	11,866,894
Media	33,436,865	—	—	33,436,865
Metals & Mining	63,934,163	—	—	63,934,163
Mortgage Real Estate Investment Trusts (REITs)	3,414,500	—	—	3,414,500
Multi-Utilities	18,720,929	—	—	18,720,929
Office REITs	46,788,461	—	—	46,788,461
Oil, Gas & Consumable Fuels	121,055,358	—	—	121,055,358
Paper & Forest Products	10,079,322	—	—	10,079,322
Passenger Airlines	17,136,596	—	—	17,136,596
Pharmaceuticals	94,530,972	490,444	—	95,021,416
Professional Services	120,457,238	—	—	120,457,238
Real Estate Management & Development	23,850,160	—	—	23,850,160
Residential REITs	8,020,939	—	—	8,020,939
Retail REITs	30,609,383	—	—	30,609,383

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Advantage Small Cap Core Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$ 113,361,867	$ —	$ —	$ 113,361,867
Software	220,479,277	—	—	220,479,277
Specialized REITs	26,703,977	—	—	26,703,977
Specialty Retail	137,097,938	—	—	137,097,938
Textiles, Apparel & Luxury Goods	18,634,171	—	—	18,634,171
Tobacco	3,645,273	—	—	3,645,273
Trading Companies & Distributors	107,730,337	—	—	107,730,337
Water Utilities	3,201,328	—	—	3,201,328
Wireless Telecommunication Services	4,823,393	—	—	4,823,393
Rights	—	11,380	273,168	284,548
Short-Term Securities
Money Market Funds	180,376,052	—	—	180,376,052
	$ 3,870,329,047	$ 501,824	$ 273,168	$ 3,871,104,039
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 589,586	$ —	$ —	$ 589,586
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR	Contingent Value Rights
LP	Limited Partnership
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust